                                 [ALFRANK LOGO]
                               THE AL FRANK FUND











                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002

























                                THE AL FRANK FUND
                                  P.O. BOX 1438
                             LAGUNA BEACH, CA 92652
              SHAREHOLDER SERVICES (888) 263-6443 OR (888) 878-3944
                                 WWW.ALFRANK.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                                                 www.alfrank.com

August 26, 2002

Dear Fund Shareholder:

While the purpose of this shareholder letter is to discuss the performance of the Al Frank Fund (VALUX) for the first six months of 2002, no analysis would be complete without a review of what has transpired in the eight weeks since. Of course, we should not overlook the fact that our six-month return of -11.24% with the maximum sales load deducted and -6.07% on a non-load adjusted basis, compared reasonably well to the major market averages, all of which experienced substantial declines. For example, for the first half of 2002, the Nasdaq Composite Index plunged -24.84%. The S&P 500 Composite Index dropped -13.16%, the broad-based Wilshire 5000 Index fell -12.36%, the Dow Jones Industrial Average sank -6.91% and the Russell 2000 Index was off -4.69%. In addition, the Fund has shown strong returns over the course of the last year, as well as since its inception on January 2, 1998, as shown in the following table.


                                                                    One Year Return        Average Annual Return
     Fund/Index                                                      as of 6/30/02           Since Inception
     ----------                                                      -------------         ---------------------
     Al Frank Fund with maximum sales load........................      -6.30%                     13.87%

     Al Frank Fund without load...................................      -0.84%                     15.31%

     Nasdaq Composite Index.......................................     -32.13%                     -1.26%

     S&P 500 Composite Index......................................     -18.02%                      1.78%

     Wilshire 5000 Index .........................................     -17.78%                      0.20%

     Dow Jones Industrial Average.................................     -10.34%                      5.30%

     Russell 2000 Index...........................................      -6.67%                      2.69%


Alas, the tremendous market volatility of July and August was not kind to smaller-capitalization stocks in general and our Fund in particular, as VALUX was down more than 18% year-to-date as of this writing. Unfortunately for short-term performance, the lack of substantial trading liquidity for nano-, micro- and small-caps has historically caused these stocks to suffer greater losses than larger-cap companies during times of turmoil. In our 25 years of publishing The Prudent Speculator investment newsletter, we have endured similar periods of poor performance in 1987, 1990, 1998 and following the tragic events of Sept 11, 2001. Obviously, past performance is no guarantee of future performance, but each of those downturns was followed by a period of excellent returns.

This year reminds me a great deal of 1998, the first year of existence for the Al Frank Fund. In that year, we had enjoyed a decent return through April with the Fund ahead, on a non-load adjusted basis, more than 10%, only to see those gains evaporate and a substantial decline ensue at the height of the so-called Asian Contagion. In fact, VALUX was down more than 30%, again on a non-load adjusted basis, in early October of 1998, as our heavy exposure to technology and smaller-capitalization stocks wreaked havoc on our short-term performance.

Happily, most of our shareholders remained patient during those trying times as they understood that we were buying and holding our out-of-favor and undervalued stocks for their long-term, three-to-five year potential. Of course, we lost some shareholders back then as well, as many discovered that they did not have as much patience as they thought or they lost confidence in our investment approach. As our long-term shareholders are aware, the Al Frank Fund enjoyed handsome returns of 51.60%, 1.10%, and 22.60%, with the maximum sales load deducted, in 1999, 2000 and 2001 respectively, especially relative to the major market averages, as many of the poorly performing investments made in 1998 experienced significant rebounds, illustrating again the merits of our disciplined investment strategy.

While our current small-cap and hefty technology weighting has led to disappointing performance this year, it should not be surprising when we say that we have no plans to abandon what has worked so well for us in the past. We realize that no investment philosophy can be successful all of the time and we think it extremely important to stick with a time-tested, value-oriented and disciplined approach even if it fails to yield market-beating returns for a couple of quarters. Nearly a century of market history has shown that stocks trading for low fundamental measures of sales, earnings and book value generally outperform over the long-term and we see no reason that this trend will not continue for the next 100 years.

Despite the downturn in the fund's Net Asset Value this year, we are happy to report that assets in the Fund presently stand at $59 million, up from $47 million at the beginning of the year. Assuming that assets continue to grow, we expect to bring our expense ratio down. We continue to manage the fund with an eye toward minimizing portfolio turnover and the costs associated with excessive trading.

Though the overall market of late has shown signs of bottoming, investors remain concerned about the strength of the economic recovery, corporate accounting and terrorism. Of course, interest rates are at historically low levels, substantial cash awaiting reinvestment remains on the sidelines and the major market averages have endured three years of substantial losses. In addition, valuations (on average less than one times sales and less than one times book value) of stocks held in the Fund are quite low, the Federal Reserve stands poised to cut interest rates further if economic weakness persists, and the third year of a Presidency has historically seen substantial gains in the overall market. Therefore, we remain very optimistic for the prospects of the Al Frank Fund and we appreciate the loyalty demonstrated by most of our shareholders this year.

On a personal note, I know that most shareholders are aware of the passing of Al Frank on April 25th. Although Al had been semi-retired since 1990, at which time I was named Chief Portfolio Manager of Al Frank Asset Management, I have managed the Fund since its inception. Al was my mentor, business partner and friend and I will miss him tremendously. One of Al's most admirable qualities was his willingness to put his money where his mouth was. Unlike so many on Wall Street who do not practice what they preach, Al regularly invested more than $1 million of his personal capital utilizing our philosophy. Although I do not have the same amount of capital, I am pleased to report that I recently added to my Al Frank Fund holdings, taking advantage of this summer's discounted share price.

Sincerely,

/s/ John Buckingham

John Buckingham


Opinions expressed are those of John Buckingham and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The principal value and investment return of an investment will fluctuate so an investor's shares, when redeemed, may be worth more or less than the initial investment. The Nasdaq Composite, S&P 500 Composite, Wilshire 5000, Dow Jones Industrial Average, and Russell 2000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index. The performance returns listed for the Wilshire 5000 index do not include dividends reinvested. Sector allocations are subject to change at any time.

                               THE AL FRANK FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2002 (UNAUDITED)

       Shares    Common Stocks: 92.97%                                   Market Value
--------------------------------------------------------------------------------------
                 ADVANCED INDUSTRIAL EQUIPMENT:  0.48%
        4,002    MTS Systems Corp.....................................    $   50,225
       11,600    Stratasys, Inc.*.....................................        87,464
       60,000    The Lamson & Sessions Co.*...........................       234,000
                                                                          ----------
                                                                             371,689
                                                                          ----------
                 ADVANCED MEDICAL DEVICES:  1.20%
      273,300    Equidyne Corp.*......................................       136,650
        2,700    Guidant Corp.*.......................................        81,621
       26,550    Laserscope*..........................................       107,527
       15,074    Utah Medical Products, Inc.*.........................       239,224
      153,100    Vascular Solutions, Inc.*............................       275,580
        8,000    VISX, Inc.*..........................................        87,200
                                                                          ----------
                                                                             927,802
                                                                          ----------
                 AEROSPACE & DEFENSE:  3.88%
       24,100    AAR Corp.............................................       245,820
       13,400    Allied Research Corp.*...............................       339,824
       30,000    BE Aerospace, Inc.*..................................       395,400
       15,000    Ducommun, Inc.*......................................       393,600
        3,000    Kaman Corp. - Class A................................        50,280
       35,000    LMI Aerospace, Inc.*.................................       148,400
        1,700    Lockheed Martin Corp.................................       118,150
       13,000    Pemco Aviation Group, Inc.*..........................       302,250
        5,000    Precision Castparts Corp.............................       165,000
        1,500    Raytheon Co. ........................................        61,125
        5,000    Rockwell Collins, Inc................................       137,100
        1,000    Sequa Corp. - Class A*...............................        65,390
       51,000    SIFCO Industries, Inc.*..............................       262,650
        7,000    The Boeing Co. ......................................       315,000
                                                                          ----------
                                                                           2,999,989
                                                                          ----------
                 AIR FREIGHT/COURIERS:  0.01%
           99    FedEx Corp...........................................         5,287
                                                                          ----------

                 AIRLINES:  1.06%
       14,000    AMR Corp.*...........................................       236,040
       11,500    Delta Air Lines, Inc.................................       230,000
       20,000    Koninklijke Luchtvaart Maatschappij #................       242,000
       10,000    UAL Corp.*...........................................       114,400
                                                                          ----------
                                                                             822,440
                                                                          ----------

See accompanying Notes to Financial Statements.
                                                                               3

                               THE AL FRANK FUND

       Shares                                                              Market Value
---------------------------------------------------------------------------------------
                 ALUMINUM:  0.15%
        3,500    Alcoa, Inc. ...........................................    $  116,025
                                                                            ----------

                 AUTOMOBILE MANUFACTURERS:  0.92%
        4,000    DaimlerChrysler AG #...................................       192,920
       19,000    Ford Motor Co. ........................................       304,000
        4,000    General Motors Corp. ..................................       213,800
                                                                            ----------
                                                                               710,720
                                                                            ----------
                 AUTOMOBILE PARTS & EQUIPMENT:  1.55%
        2,500    ArvinMeritor, Inc. ....................................        60,000
        6,000    Cooper Tire & Rubber Co................................       123,300
       11,999    Dura Automotive Systems, Inc.*.........................       248,979
      300,000    Federal-Mogul Corp.*...................................       210,900
       13,000    The Goodyear Tire & Rubber Co. ........................       243,230
       22,000    Visteon Corp...........................................       312,400
                                                                            ----------
                                                                             1,198,809
                                                                            ----------
                 BANKS:  2.56%
       36,500    BFC Financial Corp. - Class A*.........................       260,975
        2,000    Bank of America Corp. .................................       140,720
        8,000    Bank of Hawaii Corp. ..................................       224,000
        2,500    Bank One Corp..........................................        96,200
       20,000    BankAtlantic Bancorp, Inc. - Class A...................       248,000
       23,872    Bay View Capital Corp.*................................       153,020
       16,000    Capstead Mortgage Corp. ...............................       360,000
        4,000    Citigroup, Inc. .......................................       155,000
       10,000    Sovereign Bancorp, Inc.................................       149,500
        5,010    Wachovia Corp. ........................................       191,282
                                                                            ----------
                                                                             1,978,697
                                                                            ----------
                 BIOTECHNOLOGY:  0.33%
      170,100    Zonagen, Inc.*.........................................       255,150
                                                                            ----------

                 BUILDING MATERIALS:  2.21%
          900    Ameron International Corp..............................        65,025
        2,000    Hughes Supply, Inc.....................................        89,800
       10,000    International Aluminum Corp. ..........................       205,000
       12,000    JLG Industries, Inc. ..................................       168,360
        6,000    NCI Building Systems, Inc.*............................       106,800
        4,000    Nortek,  Inc.*.........................................       180,400


See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                              Market Value
---------------------------------------------------------------------------------------
                 BUILDING MATERIALS (CONTINUED)
       20,000    Omnova Solutions, Inc.*................................    $  168,000
        8,500    Puerto Rican Cement Company, Inc.......................       297,500
      175,000    Smith-Midland Corp.*...................................       308,000
        4,000    The Sherwin-Williams Co. ..............................       119,720
                                                                            ----------
                                                                             1,708,605
                                                                            ----------
                 BUSINESS SERVICES:  3.63%
       55,600    Analysts International Corp.*..........................       236,300
       65,000    Computer Horizons Corp.*...............................       316,550
       20,000    The DeWolfe Companies, Inc.*...........................       208,000
      301,000    Encompass Services Corp.*..............................       171,570
      223,200    HealthStream, Inc.*....................................       314,712
        7,000    IKON Office Solutions, Inc. ...........................        65,800
       24,000    InFocus Corp.*.........................................       282,720
       35,000    MasTec, Inc.*..........................................       257,600
       47,530    Quotesmith.com, Inc.*..................................       135,033
        3,374    Right Management Consultants, Inc.*....................        88,733
      132,900    SOS Staffing Services, Inc.*...........................        99,675
       98,823    ValueClick, Inc.*......................................       320,187
       85,000    Vicon Industries, Inc.*................................       314,500
                                                                            ----------
                                                                             2,811,380
                                                                            ----------
                 CASINOS:  0.52%
        6,000    MGM MIRAGE*............................................       202,500
       11,000    Station Casinos, Inc.*.................................       196,350
                                                                            ----------
                                                                               398,850
                                                                            ----------
                 CHEMICALS - COMMODITY:  0.61%
       12,000    Olin Corp. ............................................       265,800
        6,000    The Dow Chemical Co. ..................................       206,280
                                                                            ----------
                                                                               472,080
                                                                            ----------
                 CHEMICALS - SPECIALTY:  1.43%
       14,000    Crompton Corp..........................................       178,500
        8,000    Great Lakes Chemical Corp. ............................       211,920
        8,000    IMC Global, Inc. ......................................       100,000
        9,000    Octel Corp.............................................       228,150
        5,000    Spartech Corp. ........................................       136,150
       15,000    Wellman, Inc...........................................       251,250
                                                                            ----------
                                                                             1,105,970
                                                                            ----------

See accompanying Notes to Financial Statemenmts.

                              THE AL FRANK FUND

       Shares                                                             Market Value
--------------------------------------------------------------------------------------
                 CLOTHING/FABRICS:  2.17%
        1,000    Garan, Inc. ..........................................     $  57,850
       17,000    Haggar Corp. .........................................       272,850
       30,000    Hartmarx Corp.*.......................................        75,000
        5,075    Kellwood Co...........................................       164,937
        5,000    Oxford Industries, Inc................................       140,000
       10,000    Phillips-Van Heusen Corp..............................       156,000
       14,000    Quaker Fabric Corp.*..................................       216,986
        7,000    Quiksilver, Inc.*.....................................       173,600
       10,000    Tommy Hilfiger Corp.*#................................       143,200
        5,350    Tropical Sportwear International Corp.*...............       118,716
       15,000    Unifi, Inc.*..........................................       163,500
                                                                           ----------
                                                                            1,682,639
                                                                           ----------
                 COMMUNICATIONS TECHNOLOGY:  4.91%
       55,000    3Com Corp.*...........................................       242,000
      115,000    Avanex Corp.*.........................................       223,100
       10,186    Avaya, Inc.*..........................................        50,421
      160,000    Avici Systems, Inc.*..................................       161,600
      100,000    Blonder Tongue Laboratories, Inc.*....................       269,500
       40,000    CIENA Corp.*..........................................       167,600
       16,000    Communications Systems, Inc.*.........................       100,000
      368,700    Cosine Communications, Inc.*..........................       158,541
       10,000    Datum, Inc.*..........................................       103,400
      256,800    deltathree, Inc.*.....................................       159,473
       61,000    Digi International, Inc.*.............................       201,361
       30,000    Enterasys Networks, Inc.*.............................        53,400
       89,500    Forgent Networks, Inc.*...............................       447,500
        9,000    IDT Corp.*............................................       152,280
       60,000    Lucent Technologies, Inc.*............................        99,600
       40,000    Net2Phone, Inc.*......................................       170,800
       50,000    Netro Corp.*..........................................       114,000
       60,000    Network Equipment Technologies, Inc.*.................       258,000
       30,000    Nortel Networks Corp.*#...............................        43,500
       36,346    Novell, Inc.*.........................................       116,671
       15,000    Polycom, Inc.*........................................       179,850
      180,000    ScreamingMedia, Inc.*.................................       282,600
       98,900    TII Network Technologies, Inc.*.......................        41,538
                                                                           ----------
                                                                            3,796,735
                                                                           ----------

See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                            Market Value
-------------------------------------------------------------------------------------
                 COMPUTERS:  2.47%
       30,000    Adaptec, Inc.*........................................   $  236,700
       11,000    Apple Computer, Inc.*.................................      194,920
      358,800    Applied Graphics Technologies, Inc.*..................      200,928
       15,000    Computer Network Technology Corp.*....................       91,950
       19,547    Hewlett-Packard Co. ..................................      298,678
       11,000    Maxtor Corp.*.........................................       49,720
       10,000    Quantum Corp.*........................................       42,000
      125,000    Read-Rite Corp.*......................................       60,000
       13,600    SanDisk Corp.*........................................      168,640
        1,250    Seagate Technology, Inc. - Escrow*....................            0
      180,000    SONICblue, Inc.*......................................      185,400
        4,000    Storage Technology Corp.*.............................       63,880
       30,000    Sun Microsystems, Inc.*...............................      150,300
       52,500    Western Digital Corp.*................................      170,625
                                                                          ----------
                                                                           1,913,741
                                                                          ----------
                 CONSUMER SERVICES: 0.45%
      218,500    FairMarket, Inc.*.....................................      299,345
       27,400    SINA.com* #...........................................       47,950
                                                                          ----------
                                                                             347,295
                                                                          ----------
                 CONTAINERS & PACKAGING:  0.87%
       24,000    American Biltrite, Inc................................      292,800
       55,000    Applied Extrusion Technologies, Inc.*.................      382,250
                                                                          ----------
                                                                             675,050
                                                                          ----------
                 COSMETICS/PERSONAL CARE:  0.45%
       30,000    Allou Health & Beauty Care, Inc. - Class A*...........      234,000
       10,000    Helen of Troy Ltd.* #.................................      116,400
                                                                          ----------
                                                                             350,400
                                                                          ----------
                 DISTILLERS & BREWERS:  0.22%
        5,000    The Robert Mondavi Corp. - Class A*...................      171,150
                                                                          ----------

                 ELECTRIC & GAS:  1.81%
       20,000    Aquila, Inc. .........................................      160,000
       35,000    Calpine Corp.*........................................      246,050
       40,000    Dynegy, Inc. - Class A................................      288,000
       42,000    Mirant Corp.*.........................................      306,600
      139,700    NewPower Holdings, Inc.*..............................        2,654

See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                             Market Value
--------------------------------------------------------------------------------------
                 ELECTRIC & GAS (CONTINUED)
       50,000    The AES Corp.*........................................    $  271,000
        7,500    Xcel Energy, Inc. ....................................       125,775
                                                                           ----------
                                                                            1,400,079
                                                                           ----------
                 ELECTRICAL COMPONENTS & EQUIPMENT:  4.10%
      128,000    Aetrium, Inc.*........................................       160,000
       15,000    American Power Conversion Corp.*......................       189,450
        4,000    AVX Corp..............................................        65,320
        4,000    Bel Fuse, Inc. - Class B..............................       108,200
      175,000    BMC Industries, Inc. .................................       168,000
       12,500    C&D Technologies, Inc.................................       225,250
       20,000    Flextronics International Ltd.* #.....................       142,600
       30,000    Innovex, Inc.*........................................       119,100
       17,000    InVision Technologies, Inc.*..........................       410,720
        8,289    Nam Tai Electronics, Inc. #...........................       163,459
      122,500    Recoton Corp.*........................................       316,050
        7,600    RF Industries, Ltd.*..................................        16,720
       30,000    Sanmina-SCI Corp.*....................................       189,300
       50,000    Solectron Corp.*......................................       307,500
       12,256    Vishay Intertechnology, Inc.*.........................       269,632
      111,500    Wink Communications, Inc.*............................       322,123
                                                                           ----------
                                                                            3,173,424
                                                                           ----------
                 FINANCIAL SERVICES, DIVERSIFIED:  0.81%
       90,000    Conseco, Inc.*........................................       180,000
       20,000    Knight Trading Group, Inc.*...........................       104,800
       55,000    Providian Financial Corp. *...........................       323,400
      200,000    The FINOVA Group, Inc.*...............................        21,000
                                                                           ----------
                                                                              629,200
                                                                           ----------
                 FIXED LINE COMMUNICATIONS:  0.82%
       70,000    ADC Telecommunications, Inc.*.........................       160,300
       12,000    AT&T Corp.............................................       128,400
      267,300    Endwave Corp.*........................................       213,840
      125,000    Worldcom, Inc. - MCI Group*...........................       112,500
      200,000    Worldcom, Inc. - Worldcom Group*......................        20,000
                                                                           ----------
                                                                              635,040
                                                                           ----------


See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                                Market Value
-----------------------------------------------------------------------------------------
                 FOOD:  0.49%
       15,000    Fleming Companies, Inc...................................    $  272,250
        5,000    Sara Lee Corp............................................       103,200
                                                                              ----------
                                                                                 375,450
                                                                              ----------
                 FOOD RETAILERS:  0.23%
        5,850    Albertson's, Inc.........................................       178,191
                                                                              ----------

                 FOOTWEAR:  1.21%
       57,200    Deckers Outdoor Corp.*...................................       252,252
        7,500    Maxwell Shoe Company, Inc. - Class A*....................       118,875
        5,000    R. G. Barry Corp.*.......................................        26,400
       30,000    Saucony, Inc. - Class B*.................................       213,600
       11,000    Steve Madden, Ltd.*......................................       218,119
        3,000    The Timberland Co. - Class A*............................       107,460
                                                                              ----------
                                                                                 936,706
                                                                              ----------
                 FOREST PRODUCTS:  0.54%
        8,000    Georgia-Pacific Corp. ...................................       196,640
       11,900    Pope & Talbot, Inc. .....................................       222,887
                                                                              ----------
                                                                                 419,527
                                                                              ----------
                 HEALTHCARE PROVIDERS:  2.47%
        6,000    Aetna, Inc. .............................................       287,820
       57,000    American Shared Hospital Services........................       228,000
          130    Five Star Quality Care, Inc.*............................           727
       12,000    HEALTHSOUTH Corp.*.......................................       153,480
       10,000    Humana, Inc.*............................................       156,300
      235,461    LCA-Vision, Inc.*........................................       247,140
       90,000    Magellan Health Services, Inc.*..........................        90,000
        3,500    Oxford Health Plans, Inc.*...............................       162,610
       13,400    PacifiCare Health Systems, Inc.*.........................       364,480
       33,500    Res-Care, Inc.*..........................................       221,770
                                                                              ----------
                                                                               1,912,327
                                                                              ----------
                 HEAVY CONSTRUCTION:  0.23%
       15,000    Dycom Industries, Inc.*..................................       175,350
                                                                              ----------

                 HEAVY MACHINERY:  0.20%
        1,800    A.O. Smith Corp..........................................        56,178
       20,400    Katy Industries, Inc.*...................................       102,000
                                                                              ----------
                                                                                 158,178
                                                                              ----------

See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                           Market Value
------------------------------------------------------------------------------------
                 HOME CONSTRUCTION:  2.84%
        2,000    Beazer Homes USA, Inc.*.............................    $  160,000
       16,000    Cavalier Homes, Inc.*...............................        60,800
       10,000    Champion Enterprises, Inc.*.........................        56,200
       13,000    D.R. Horton, Inc. ..................................       338,390
       20,000    Fleetwood Enterprises, Inc.*........................       174,000
        5,500    KB Home.............................................       283,305
       40,000    Oakwood Homes Corp.*................................       199,600
        5,000    Pulte Homes, Inc. ..................................       287,400
       14,500    Rexhall Industries, Inc.*...........................       158,775
        6,000    Standard Pacific Corp...............................       210,480
        9,000    Toll Brothers, Inc.*................................       263,700
                                                                         ----------
                                                                          2,192,650
                                                                         ----------
                 HOME FURNISHINGS:  1.13%
       14,000    Applica, Inc.*......................................       173,600
        4,000    Chromcraft Revington, Inc.*.........................        54,600
        6,000    Craftmade International, Inc........................        91,200
        3,475    Maytag Corp.........................................       148,209
       45,000    The Dixie Group, Inc.*..............................       279,000
        2,000    Whirlpool Corp......................................       130,720
                                                                         ----------
                                                                            877,329
                                                                         ----------
                 HOUSE-DURABLE:  0.42%
       20,000    Department 56, Inc.*................................       325,600
                                                                         ----------

                 HOUSE-NON-DURABLE:  0.36%
       16,000    Central Garden & Pet Co.*...........................       280,480
                                                                         ----------

                 INDUSTRIAL & COMMERCIAL SERVICES:  0.99%
       10,000    Avnet, Inc.*........................................       219,900
       25,000    Nu Horizons Electronics Corp.*......................       207,250
       27,000    Spectrum Control, Inc.*.............................       163,350
       65,000    Trio-Tech International*............................       175,500
                                                                         ----------
                                                                            766,000
                                                                         ----------
                 INDUSTRIAL DIVERSIFIED:  1.17%
        8,000    GenCorp, Inc........................................       114,400
       14,100    McRae Industries, Inc...............................       104,340
       46,100    Orbit International Corp.*..........................       216,670


See accompanying Notes to Financial Statements.

                            THE AL FRANK FUND

       Shares                                                                Market Value
-----------------------------------------------------------------------------------------
                 INDUSTRIAL DIVERSIFIED (CONTINUED)
       14,400    P & F Industries, Inc. - Class A*........................    $   98,928
        5,000    Rockwell Automation, Inc. ...............................        99,900
       20,000    Tyco International Ltd. #................................       270,200
                                                                              ----------
                                                                                 904,438
                                                                              ----------
                 INSURANCE, LIFE:  0.38%
        1,600    National Western Life Insurance Co. - Class A*...........       183,920
        1,500    Torchmark Corp. .........................................        57,300
        2,000    UnumProvident Corp. .....................................        50,900
                                                                              ----------
                                                                                 292,120
                                                                              ----------
                 INSURANCE, PROPERTY & CASUALTY:  0.99%
          800    MGIC Investment Corp. ...................................        54,240
        4,000    Radian Group, Inc........................................       195,400
       50,000    RTW, Inc.*...............................................        32,500
        4,000    The Allstate Corp. ......................................       147,920
       45,000    Trenwick Group Ltd. #....................................       337,500
                                                                              ----------
                                                                                 767,560
                                                                              ----------
                 LODGING:  0.35%
       20,000    RFS Hotel Investors, Inc.................................       270,800
                                                                              ----------

                 MARINE TRANSPORTATION:  0.86%
       70,000    OMI Corp.* #.............................................       287,000
       20,000    Sea Containers Ltd. -  Class A...........................       288,000
        6,500    Stolt-Nielsen S.A. - ADR.................................        91,000
                                                                              ----------
                                                                                 666,000
                                                                              ----------
                 MEDICAL SUPPLIES:  0.45%
        5,000    Boston Scientific Corp.*.................................       146,600
       10,824    Cantel Medical Corp.*....................................       199,162
                                                                              ----------
                                                                                 345,762
                                                                              ----------
                 OIL, DRILLING:  1.18%
        4,655    GlobalSantaFe Corp. .....................................       127,314
       16,400    Harken Energy Corp.*.....................................         8,200
        6,000    Nabors Industries, Ltd.* #...............................       211,800
        7,000    Rowan Companies, Inc.....................................       150,150
       40,000    The Wiser Oil Co.*.......................................       141,200
        3,300    Transocean, Inc..........................................       102,795
       10,000    Unit Corp.*..............................................       173,500
                                                                              ----------
                                                                                 914,959
                                                                              ----------

See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                         Market Value
----------------------------------------------------------------------------------
                 OIL, EQUIPMENT & SERVICES:  1.98%
       38,000    Giant Industries, Inc.*...........................   $   304,000
       15,000    Halliburton Co....................................       239,100
       10,000    Holly Corp........................................       167,500
       20,000    Key Energy Services, Inc.*........................       210,000
       20,000    Maverick Tube Corp.*..............................       300,000
        5,000    Oceaneering International, Inc.*..................       135,000
        2,700    Offshore Logistics, Inc.*.........................        64,503
        3,000    Teekay Shipping Corp. #...........................       110,730
                                                                       ----------
                                                                        1,530,833
                                                                       ----------
                 OIL, SECONDARY:  1.61%
        2,310    Apache Corp.......................................       132,779
        6,000    Ocean Energy, Inc.................................       130,020
       10,000    Range Resources Corp.*............................        56,000
       45,000    Tesoro Petroleum Corp.*...........................       348,750
        7,500    Valero Energy Corp. ..............................       280,650
       25,000    Vintage Petroleum, Inc. ..........................       297,500
                                                                       ----------
                                                                        1,245,699
                                                                       ----------
                 OTHER NON-FERROUS:  0.62%
       10,000    Cleveland-Cliffs, Inc.*...........................       276,000
        5,000    Phelps Dodge Corp.*...............................       206,000
                                                                       ----------
                                                                          482,000
                                                                       ----------
                 PAPER PRODUCTS:  0.19%
        3,275    International Paper Co. ..........................       142,724
                                                                       ----------

                 PHARMACEUTICALS:  1.38%
       10,500    Bristol-Myers Squibb Co. .........................       269,850
       35,000    Elan Corporation plc - ADR*.......................       191,450
        5,000    Merck & Co. Inc...................................       253,200
       12,000    Schering-Plough Corp. ............................       295,200
      130,000    Twinlab Corp.*....................................        57,200
                                                                       ----------
                                                                        1,066,900
                                                                       ----------
                 PIPELINES: 0.23%
       30,000    The Williams Companies, Inc.......................       179,700
                                                                       ----------



See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                                  Market Value
-------------------------------------------------------------------------------------------

                 POLLUTION CONTROL/WASTE MANAGEMENT:  0.44%
      121,565    Envirogen, Inc.*...........................................    $  119,742
       22,400    IMCO Recycling, Inc.*......................................       220,640
                                                                                ----------
                                                                                   340,382
                                                                                ----------
                 PRECIOUS METALS:  0.07%
        3,259    Anglo American plc - ADR...................................        53,285
                                                                                ----------

                 RAILROADS:  0.31%
        3,500    CSX Corp. .................................................       122,675
        1,800    Union Pacific Corp. .......................................       113,904
                                                                                ----------
                                                                                   236,579
                                                                                ----------
                 REAL ESTATE INVESTMENT:  0.87%
       30,000    HRPT Properties Trust......................................       265,500
       85,000    Jameson Inns, Inc. ........................................       302,600
        3,000    LNR Property Corp. ........................................       103,500
                                                                                ----------
                                                                                   671,600
                                                                                ----------
                 RECREATIONAL PRODUCTS:  1.51%
        7,000    Brunswick Corp. ...........................................       196,000
       10,000    Callaway Golf Co...........................................       158,400
      103,200    Coastcast Corp.*...........................................       216,720
       26,100    Concord Camera Corp.*......................................       133,136
       30,000    Huffy Corp.*...............................................       258,900
       20,000    K2, Inc.*..................................................       205,000
                                                                                ----------
                                                                                 1,168,156
                                                                                ----------
                 RESTAURANTS:  0.78%
      208,500    BRIAZZ, Inc.*..............................................       214,963
       15,000    CKE Restaurants, Inc.*.....................................       170,700
        3,500    Landry's Restaurants, Inc. ................................        89,285
        3,600    Outback Steakhouse, Inc.*..................................       126,360
                                                                                ----------
                                                                                   601,308
                                                                                ----------
                 RETAILERS, APPAREL:  1.37%
        8,262    American Eagle Outfitters, Inc.*...........................       174,659
        6,000    AnnTaylor Stores Corp.*....................................       152,340
       10,000    Burlington Coat Factory Warehouse Corp. ...................       212,500
       25,000    Gadzooks, Inc.*............................................       314,750
      104,907    One Price Clothing Stores, Inc.*...........................       146,870
        2,500    Pacific Sunwear of California, Inc.*.......................        55,425
                                                                                ----------
                                                                                 1,056,544
                                                                                ----------

See accompanying Notes to Financial
                                                                              13

                              THE AL FRANK FUND

       Shares                                                                  Market Value
-------------------------------------------------------------------------------------------

                 RETAILERS, BROADLINE:  0.61%
       10,000    J. C. Penney Company, Inc..................................    $  220,200
        5,000    Nordstrom, Inc. ...........................................       113,250
        2,500    Sears, Roebuck and Co......................................       135,750
                                                                                ----------
                                                                                   469,200
                                                                                ----------
                 RETAILERS, SPECIALTY:  2.91%
       10,000    AutoNation, Inc.*..........................................       145,000
        3,800    Barnes & Noble, Inc.*......................................       100,434
       21,000    Friedman's Inc. - Class A..................................       272,979
       21,325    Jo-Ann Stores, Inc. - Class B*.............................       454,222
        7,000    Michaels Stores, Inc.*.....................................       273,000
       50,000    OfficeMax, Inc.*...........................................       294,500
        6,000    REX Stores Corp.*..........................................        82,860
        8,000    TBC Corp.*.................................................       127,040
        4,000    The Pep Boys - Manny, Moe & Jack...........................        67,400
       18,000    Toys R Us, Inc.*...........................................       314,460
       20,000    Trans World Entertainment Corp.*...........................       116,600
                                                                                ----------
                                                                                 2,248,495
                                                                                ----------
                 SAVINGS & LOANS:  1.61%
       10,000    FirstFed Financial Corp.*..................................       290,000
        8,000    Golden State Bancorp, Inc. ................................       290,000
        3,000    Golden West Financial Corp.................................       206,340
       10,625    PVF Capital Corp. .........................................       127,394
        9,000    Washington Mutual, Inc. ...................................       333,990
                                                                                ----------
                                                                                 1,247,724
                                                                                ----------
                 SECURITIES BROKERS:  0.15%
        1,000    Lehman Brothers Holdings, Inc. ............................        62,520
          882    The Bear Stearns Companies, Inc. ..........................        53,978
                                                                                ----------
                                                                                   116,498
                                                                                ----------
                 SEMICONDUCTOR & RELATED:  8.09%
       30,000    Advanced Micro Devices, Inc.*..............................       291,600
          646    Agere Systems, Inc. - Class A*.............................           904
       15,873    Agere Systems, Inc. - Class B*.............................        23,809
        8,000    Applied Materials, Inc.*...................................       152,160
       25,000    Applied Micro Circuits Corp.*..............................       118,250
        2,507    ASML Holding * #...........................................        37,906
       34,000    Atmel Corp.*...............................................       212,840



See accompanying Notes to Financial Statements.

                              THE AL FRANK FUND

       Shares                                                               Market Value
----------------------------------------------------------------------------------------
                 SEMICONDUCTOR & RELATED: (CONTINUED)
        2,600    Brooks-PRI Automation, Inc.*............................        66,456
        5,000    Cohu, Inc. .............................................        86,400
       15,000    Credence Systems Corp.*.................................       266,550
       12,000    Cypress Semiconductor Corp.*............................       182,160
       46,400    Dataram Corp.*..........................................       174,000
       30,400    Diodes, Inc.*...........................................       259,312
       10,000    Electroglas, Inc.*......................................       100,000
       22,000    ESS Technology, Inc.*...................................       385,880
       25,000    Genesis Microchip, Inc.*................................       208,500
        6,000    Integrated Device Technology, Inc.*.....................       108,840
       10,000    Intel Corp. ............................................       182,700
        7,500    International Rectifier Corp.*..........................       218,625
       30,000    Integrated Silicon Solution, Inc.*......................       267,600
       14,000    KEMET Corp.*............................................       250,040
       17,000    Kulicke and Soffa Industries, Inc.*.....................       210,630
       12,500    Lam Research Corp.*.....................................       224,750
       18,000    Lattice Semiconductor Corp.*............................       157,320
       26,000    LSI Logic Corp.*........................................       227,500
       37,000    Mattson Technology, Inc.*...............................       170,940
       12,000    Micron Technology, Inc.*................................       242,640
        4,375    National Semiconductor Corp.*...........................       127,619
        3,000    Novellus Systems, Inc.*.................................       102,000
        4,449    Siliconix, Inc.*........................................       123,237
        5,000    Teradyne, Inc.*.........................................       117,500
       40,000    Tower Semiconductor Ltd.* #.............................       230,840
       30,000    Trident Microsystems, Inc.*.............................       186,600
      213,900    Tvia, Inc.*.............................................       218,178
        4,500    Varian Semiconductor Equipment Associates, Inc.*........       152,685
      205,136    Vialta, Inc. - Class A*.................................       174,366
                                                                             ----------
                                                                              6,261,337
                                                                             ----------
                 SOFTWARE:  7.57%
       89,300    American Software, Inc. - Class A*......................       292,904
      134,100    Apropos Technology, Inc.*...............................       274,905
       60,000    Aspect Communications Corp.*............................       192,000
        6,000    Autodesk, Inc. .........................................        79,500
       10,000    BMC Software, Inc.*.....................................       166,000
       57,600    CAM Commerce Solutions, Inc.*...........................       209,088



See accompanying Notes to Financial Statements.

                             THE AL FRANK FUND

       Shares                                                               Market Value
----------------------------------------------------------------------------------------
                 SOFTWARE (CONTINUED)
       75,000    Captaris, Inc.*.........................................       221,250
       25,000    Citrix Systems, Inc.*...................................       151,000
       16,000    Computer Associates International, Inc. ................       254,240
       40,000    Compuware Corp.*........................................       242,800
       15,800    Concerto Software, Inc.*................................        99,540
      251,286    Corio, Inc.*............................................       273,902
      120,000    Cysive, Inc.*...........................................       294,000
        6,000    Electronics for Imaging, Inc.*..........................        95,460
       40,000    Keynote Systems, Inc.*..................................       292,800
      340,000    Lante Corp.*............................................       207,400
      272,700    Net Perceptions, Inc.*..................................       302,697
       35,000    NetManage, Inc.*........................................        19,600
       82,700    Peerless Systems Corp.*.................................       133,147
      138,100    Previo, Inc.*...........................................       205,769
        2,800    Progress Software Corp.*................................        41,325
       70,000    Rainbow Technologies, Inc.*.............................       344,400
        1,398    Roxio, Inc.*............................................        10,066
      184,000    SEEC, Inc.*.............................................       215,280
       30,000    SilverStream Software, Inc.*............................       268,200
        3,000    Symantec Corp.*.........................................        98,550
      225,700    Tanning Technology Corp.*...............................       248,270
        3,500    Unisys Corp.*...........................................        31,500
      306,500    VIA NET.WORKS, Inc.*....................................       254,395
      150,000    Viant Corp.*............................................       183,000
       75,000    Vicinity Corp.*.........................................       150,000
                                                                             ----------
                                                                              5,852,988
                                                                             ----------
                 STEEL:  1.04%
       20,000    AK Steel Holding Corp.*.................................       256,200
       65,500    Rouge Industries, Inc. - Class A*.......................       117,900
       11,351    Ryerson Tull, Inc.......................................       132,012
       15,000    United States Steel Corp................................       298,350
                                                                             ----------
                                                                                804,462
                                                                             ----------
                 TOBACCO:  0.40%
        2,000    Philip Morris Companies, Inc............................        87,360
        3,000    R.J. Reynolds Tobacco Holdings, Inc. ...................       161,250
        1,700    UST, Inc. ..............................................        57,800
                                                                             ----------
                                                                                306,410
                                                                             ----------

See accompanying Notes to Financial Statements.

                           THE AL FRANK FUND

       Shares                                                       Market Value
--------------------------------------------------------------------------------
                 TOYS:  0.82%
       70,000    Acclaim Entertainment, Inc.*....................    $  247,100
        6,800    Hasbro, Inc.....................................        92,208
        6,000    Mattel, Inc.....................................       126,480
       17,000    The Topps Co.*..................................       171,020
                                                                     ----------
                                                                        636,808
                                                                     ----------
                 TRANSPORTATION EQUIPMENT:  0.33%
        2,225    Cummins, Inc....................................        73,647
        3,000    Navistar International Corp.*...................        96,000
        4,300    Trinity Industries, Inc. .......................        89,096
                                                                     ----------
                                                                        258,743
                                                                     ----------
                 TRUCKING:  0.91%
        5,000    Arkansas Best Corp.*............................       127,400
       37,300    Cannon Express, Inc.*...........................        24,991
      100,000    Consolidated  Freightways Corp.*................       327,000
        3,100    Old Dominion Freight Line, Inc.*................        46,655
        5,500    Yellow Corp.*...................................       178,200
                                                                     ----------
                                                                        704,246
                                                                     ----------
                 WIRELESS COMMUNICATIONS:  1.06%
        1,287    AT&T Wireless Services Inc.*....................         7,529
       85,000    Aether Systems, Inc.*...........................       250,750
       42,857    Brightpoint, Inc.*..............................       109,286
       60,000    Corning, Inc.*..................................       213,000
      280,000    Vyyo, Inc.*.....................................       235,200
                                                                     ----------
                                                                        815,765
                                                                     ----------
                 Total Common Stocks (Cost $72,069,621)..........    71,916,059
                                                                     ----------


See accompanying Notes to Financial Statements.

                           THE AL FRANK FUND

   Shares/
   Principal      Short-Term Investments:  7.95%                                                       Market Value
-------------------------------------------------------------------------------------------------------------------

    2,862,886    First American Prime Obligation....................................................   $ 2,862,886
    3,285,077    SEI Daily Income Treasury Government - Class B.....................................     3,285,077
                                                                                                       -----------

                 Total Short-Term Investments (Cost $6,147,963).....................................     6,147,963
                                                                                                       -----------
                 Total Investments in Securities (Cost $78,217,584): 100.92%........................    78,064,022
                 Liabilities in Excess of Other Assets:  (0.92%)....................................      (710,732)
                                                                                                       -----------
                 Net Assets:  100.00%...............................................................   $77,353,290
                                                                                                       ===========

    * Non-income producing security.
    # U.S. Security of a foreign issuer.
  ADR American Depository Receipt.


See accompanying Notes to Financial Statements.

                     (This Page Intentionally Left Blank.)

                               THE AL FRAND FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2002 (UNAUDITED)

ASSETS
    Investments in securities, at value (cost $78,217,584) ........   $ 78,064,022
    Receivables:
       Securities sold ............................................            735
       Fund shares sold ...........................................      1,127,862
       Dividends and interest .....................................        109,863
    Deferred organization costs ...................................          3,545
    Prepaid expenses ..............................................         12,118
    Other assets ..................................................         14,280
                                                                      ------------
          Total assets ............................................     79,332,425
                                                                      ------------

LIABILITIES
    Payables:
    Securities purchased ..........................................         41,171
    Fund shares redeemed ..........................................      1,656,909
    Due to advisor ................................................         73,214
    Due to custodian ..............................................        147,172
    Distribution and service fees .................................         35,986
    Administration fees ...........................................         11,869
    Accrued expenses ..............................................         12,814
                                                                      ------------
          Total liabilities .......................................      1,979,135
                                                                      ------------
NET ASSETS ........................................................   $ 77,353,290
                                                                      ============
    NET ASSET VALUE, OFFERING AND REDEMPTION* PRICE PER SHARE
      [$77,353,290 / 4,388,417 shares outstanding; unlimited number
      of shares (par value $.01) authorized] ......................   $      17.63
                                                                      ============
    OFFERING PRICE PER SHARE ($17.63 / .9450) .....................   $      18.66
                                                                      ============

COMPONENTS OF NET ASSETS
    Paid-in capital ...............................................   $ 76,026,469
    Accumulated net investment loss ...............................       (407,909)
    Accumulated net realized gain on investments ..................      1,888,292
    Net unrealized depreciation on investments ....................       (153,562)
                                                                      ------------
          Net assets ..............................................   $ 77,353,290
                                                                      ============


See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
    Income
       Dividends (Net of foreign tax $2,032)....................................  $  302,648
       Interest.................................................................      55,464
                                                                                  ----------
          Total income..........................................................     358,112
                                                                                  ----------
    Expenses
       Advisory fees (Note 3)...................................................     340,457
       Distribution fees (Note 4)...............................................      85,114
       Administration fees (Note 3).............................................      63,453
       Transfer agent fees......................................................      43,485
       Shareholder servicing fees (Note 5)......................................      19,628
       Fund accounting fees.....................................................      15,885
       Custody fees.............................................................      15,049
       Professional fees........................................................      12,407
       Registration expense.....................................................      11,074
       Reports to shareholders..................................................       6,943
       Deferred organization expense............................................       3,472
       Trustee fees.............................................................       2,429
       Miscellaneous............................................................       1,388
       Insurance expense........................................................       1,281
                                                                                  ----------
          Total expenses........................................................     622,065
          Add:  expenses recouped by advisor (Note 3)...........................     143,956
                                                                                  ----------
              Net expenses......................................................     766,021
                                                                                  ----------
                 NET INVESTMENT LOSS............................................    (407,909)
                                                                                  ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments............................................   1,579,678
    Net change in unrealized depreciation on investments........................  (8,256,484)
                                                                                  ----------
    Net realized and unrealized loss on investments.............................  (6,676,806)
                                                                                  ----------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $(7,084,715)
                                                                                  ==========


See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months Ended
                                                                                June 30, 2002        Year Ended
                                                                                 (Unaudited)      December 31, 2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment loss ........................................................ $   (407,909)      $   (333,514)
    Net realized gain on investments ...........................................    1,579,678            575,474
    Net change in unrealized (depreciation) / appreciation on investments ......   (8,256,484)         6,942,070
                                                                                 ------------       ------------
    NET (DECREASE) / INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   (7,084,715)         7,184,030
DISTRIBUTIONS TO SHAREHOLDERS
    Net realized gain on security transactions .................................           --           (360,375)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change
      in outstanding shares (a) ................................................   37,194,673         20,593,559
                                                                                 ------------       ------------
    TOTAL INCREASE IN NET ASSETS ...............................................   30,109,958         27,417,214
NET ASSETS
    Beginning of period ........................................................   47,243,332         19,826,118
                                                                                 ------------       ------------
    END OF PERIOD .............................................................. $ 77,353,290       $ 47,243,332
                                                                                 ============       ============

(a) A summary of share transactions is as follows:

                                                           Six Months Ended                      Year
                                                            June 30, 2002                       Ended
                                                             (Unaudited)                  December 31, 2001
                                                    -----------------------------    ---------------------------
                                                      Shares      Paid in Capital    Shares      Paid in Capital
                                                    ------------  ---------------    ---------   ---------------
Shares sold ....................................       3,190,110    $ 62,136,298     1,607,359     $ 28,053,098
Shares issued on reinvestment of distributions..              --              --        19,627          355,076
Shares redeemed ................................      (1,318,225)    (24,941,625)     (470,186)      (7,814,615)
                                                    ------------    ------------     ---------     ------------
Net increase ...................................       1,871,885    $ 37,194,673     1,156,800     $ 20,593,559
                                                    ============    ============     =========     ============


See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Six Months Ended                  Year Ended December 31,            January 2, 1998*
                                            June 30, 2002        --------------------------------------------       through
                                             (Unaudited)            2001             2000             1999     December 31, 1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $    18.77         $    14.58       $    14.55       $     9.07      $    10.00
                                              ----------         ----------       ----------       ----------      ----------
Income from investment operations:
    Net investment loss ....................       (0.09)             (0.13)           (0.08)           (0.21)          (0.08)
    Net realized and unrealized
      (loss) / gain on investments .........       (1.05)              4.47             1.18             5.69           (0.85)
                                              ----------         ----------       ----------       ----------      ----------
Total from investment operations ...........       (1.14)              4.34             1.10             5.48           (0.93)
                                              ----------         ----------       ----------       ----------      ----------
Less distributions:
    From net realized gain on investments...          --              (0.15)           (1.07)              --              --
                                              ----------         ----------       ----------       ----------      ----------
Net asset value, end of period .............  $    17.63         $    18.77       $    14.58       $    14.55      $     9.07
                                              ==========         ==========       ==========       ==========      ==========
Total return ...............................       (6.07%)+           29.83%            6.98%           60.42%          (9.30%)+
Ratios/supplemental data:
Net assets, end of period (thousands) ......  $   77,353         $   47,243       $   19,826       $    7,663      $    7,042
Ratio of expenses to average net assets:
    Before expense reimbursement ...........        2.25%**            2.25%            2.25%            3.60%           3.74%**
    After expense reimbursement ............        2.25%**            2.25%            2.25%            2.20%           2.25%**
Ratio of net investment loss
  to average net assets
    After expense reimbursement ............       (1.20%)**          (1.15%)          (0.79%)          (1.32%)         (1.28%)**
Portfolio turnover rate ....................        8.75%+            18.11%           30.17%           19.00%           5.82%+



*  Commencement of operations.
** Annualized.
+  Not Annualized.

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2002 (UNAUDITED)

NOTE 1 - ORGANIZATION

      The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

      D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date of the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

                               THE AL FRANK FUND

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended June 30, 2002, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended June 30, 2002, the Fund incurred $340,457 in Advisory Fees.
      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2002, the Advisor recouped $143,956 of such expenses it previously reimbursed to the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $5,624 at June 30, 2002, all of which expires in 2003.

      U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:


   Fund asset level                           Fee rate
   ----------------                           --------
   Less than $15 million                      $30,000
   $15 million to less than $50 million       0.20% of average daily net assets
   million to less than $100 million          0.15% of average daily net assets
   million to less than $150 million          0.10% of average daily net assets
   More than $150 million                     0.05% of average daily net assets


      U.S. Growth Investments, Inc. (the "Distributor") acted as the Fund's principal underwriter in a continuous public offering of the Fund's shares until August 19, 2002. Quasar Distributors, LLC became the Funds principal underwriter effective August 20, 2002.

      Certain officers of the Fund are also officers of the Administrator.

                              THE AL FRANK FUND

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2002, the Fund paid the Distribution Coordinator $85,114.

NOTE 5 - SHAREHOLDER SERVICING FEE

      The Fund has entered into a Shareholder Servicing Agreement with Al Frank Asset Management (the "Advisor"), under which the Fund pays servicing fees at an annual rate of 0.15% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period March 15, 2002, through June 30, 2002, the Fund incurred shareholder servicing fees of $19,628 under the agreement.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $42,556,787 and $5,261,047 respectively.

NOTE 7 - INCOME TAXES

      Net realized losses differ for financial statement and tax purposes due to differing treatments for wash sale losses deferred.


      As of June 30, 2002, the components of net assets on a tax basis were as follows:

      Cost of investments                                   $ 78,226,642
      Gross tax unrealized appreciation                     $ 13,347,915
      Gross tax unrealized depreciation                      (13,510,535)
                                                            -------------
      Net tax unrealized appreciation                       $   (162,620)
                                                            =============


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














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







                                     ADVISOR
                         Al Frank Asset Management, Inc.
                                 P.O. Box 1438
                             Laguna Beach, CA 92652
                                 www.alfrank.com


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202


                                 TRANSFER AGENT
                           Orbitex Data Services, Inc.
                          4020 S. 147th Street, Suite 2
                                 Omaha, NE 68137
                                 (888) 263-6443


                                   CUSTODIAN
                                U.S. Bank, N.A.
                      425 Walnut Street M/L 6118, 6th Floor
                              Cincinnati, OH 45202


                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036


                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-263-6443.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.